ACM Dynamic Opportunity Fund
ACM DYNAMIC OPPORTUNITY FUND – FUND SUMMARY
Investment Objective:
The ACM Dynamic Opportunity Fund (the “Fund”) seeks long-term capital appreciation with a short-term focus on capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ACM Dynamic Opportunity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ACM Dynamic Opportunity Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Total Other Expenses		0.91%	0.91%
Short Selling Dividend and Interest Expense		0.23%	0.23%
Remaining Other Expenses		0.68%	0.68%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%
Total Annual Fund Operating Expenses		2.49%	2.24%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - ACM Dynamic Opportunity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	813	1,306	1,824	3,238
Class I Shares	227	700	1,200	2,575

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ending December 31, 2015, the Fund's portfolio turnover rate was 652% of the average value of its portfolio.

Principal Investment Strategies:

To pursue its investment objective, the Fund invests in domestic and foreign (including emerging markets) equity securities of any market capitalization. The Fund may also take long or short positions in index exchange traded funds (“ETFs”) to hedge the Fund’s equity portfolio.

The Fund’s adviser, Ascendant Capital Management, LLC (the “Adviser”), selects equity securities for the Fund’s portfolio that are experiencing meaningful breakouts. A “breakout” is a significant movement that involves a combination of price and trading volume in a given security. The Adviser further screens these breakout candidates to ensure they meet certain fundamental and technical criteria as determined by the Adviser such as the earnings per share growth, revenue growth, upward revisions of estimates and profitability of the issuers of the securities. The Adviser will sell a security when it drops a certain percentage from its purchase price (“stop-loss”), or if the price drops below a key technical level (such as the 50 day moving price average for the security) in combination with a rise in trading volume. The Fund has no set holding period for any security and actively trades its portfolio investments, which may result in a high portfolio turnover rate.

The Fund’s investment strategies for short positions can include: (1) selling short an ETF or other security that tracks a broad or narrow market index, in hopes of buying the security at a future date at a lower price; (2) buying a put option on an ETF or other security that tracks a broad or narrow market index; (3) buying an ETF or other security that is designed to appreciate in value when the value of a broad or narrow market index declines; (4) selling a covered call option on a security that the Fund owns for the duration of the option period and (5) holding a short position in an ETF or other security that tracks a broad or narrow market index and adding to the Fund’s long positions in particular stocks by a corresponding amount.

The use of short positions or “hedges” is designed to adjust the overall net exposure of the portfolio to limit the downside exposure of the portfolio to declines in the overall market. The net long exposure of the portfolio can fluctuate anywhere between 0% long and 100% long. A portfolio’s net exposure is the percentage of assets invested in long positions minus the percentage of assets invested in short positions (hedges). For example, if the portfolio is 50% invested in long positions while simultaneously being 50% invested in short positions (hedges), the net long exposure would equal zero percent. The Adviser monitors numerous broad market indexes and several key moving averages. Short positions will be will be taken off as select market indexes rise above certain moving averages as identified by the Adviser.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has limited experience managing a mutual fund.

• Options Risk: Purchased put options may decline in value or expire worthless and may have imperfect correlation to the value of the Fund's portfolio securities. Written call and put options may limit the Fund's participation in equity market gains and may amplify losses in market declines. The Fund's losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

• Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance and may produce increased taxable distributions.

• Short Selling Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Small and Medium Capitalization Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.ACM-Funds.com or by calling 1-844-798-3833.